EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS
NOTE 12.	EMPLOYEE BENEFIT PLANS

Stock-Based Compensation

The Company has a stock option plan in which the Company can grant to directors, emeritus directors, and employees options for an aggregate of 2,553,600 shares of the Company’s stock. For incentive stock options, the option price shall be not less than the fair market value of such shares on the date the option is granted. If the optionee owns shares of the Company representing more than 10% of the total combined voting power, then the price shall not be less than 110% of the fair market value of such shares on the date the option is granted. With respect to nonqualified stock options, the option price shall be set at the Board’s sole and absolute discretion. The option period for all grants will not exceed ten years from the date of grant. Other pertinent information related to the options is as follows:

A summary of stock option activity under the Plan as of December 31, 2012 and 2011, and changes during the years then ended is presented below:

December 31, 2012	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding at January 1, 2012	178,656	$0.94
Granted	—	—
Forfeited	(24,000)	0.94
Expired	(37,361)	0.94
Exercised	(10,639)	0.94

Outstanding at December 31, 2012	106,656	$0.94	0.25

Vested at December 31, 2012	106,656	$0.94	0.25

December 31, 2011	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding at January 1, 2011	178,656	$0.94
Granted	—	—
Forfeited	—	—
Exercised	—	—

Outstanding at December 31, 2011	178,656	$0.94	1.0

Vested at December 31, 2011	178,656	$0.94	1.0

There was no compensation cost related to share-based payments for the years ended December 31, 2012 and 2011.

Shares available for future stock options grants to employees and directors under existing plans were 633,600 at December 31, 2012. At December 31, 2012, the aggregate intrinsic value of options outstanding and exercisable was $262,527.

Employee Stock Purchase Plan

In 2007, the Company adopted a stock purchase plan. Under the plan, employees of the Company meeting certain eligibility requirements are eligible to participate in the plan. Participants in the plan may participate through payroll deductions which are limited to 15% of gross pay. The purchase price of the shares of common stock is based on 85% of the fair market value. The initial offering commenced on January 1, 2007. For the years ended December 31, 2012 and 2011, no shares were purchased under the plan. A total of 7,440 shares have been purchased under the plan as of December 31, 2012.

401(k) Profit-Sharing Plan

The Company has a 401(k) profit-sharing plan covering all employees, subject to certain minimum age and service requirements. Contributions to the plan charged to expense for the years ended December 31, 2012 and 2011 amounted to $88,001 and $81,732, respectively.